Property, Plant and Equipment	12 Months Ended
Jan. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

6.    Property, Plant and Equipment

Property, plant and equipment at cost and accumulated depreciation were:

	January 31,
	2013	2012
Land	$15,368	$15,875
Buildings and leasehold improvements	107,908	108,930
Computer equipment and software	165,499	151,712
Furniture, fixtures and equipment	122,383	93,584
Vehicles	52,107	50,438

Property, plant and equipment, gross	463,265	420,539
Accumulated depreciation	(220,367)	(204,240)

Property, plant and equipment, net	$242,898	$216,299

The components of property, plant and equipment at cost and accumulated depreciation recorded under capital leases were:

	January 31,
	2013	2012
Land	$7,823	$—
Buildings and leasehold improvements	31,867	4,143
Computer equipment and software	21,909	20,624
Furniture, fixtures and equipment	47,391	25,348
Vehicles	17,852	18,391

Property, plant and equipment, gross	126,842	68,506
Accumulated depreciation	(35,928)	(35,130)

Property, plant and equipment, net	$90,914	$33,376